Related-party transactions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Related-party expense	$ (69,655)	$ (60,366)	$ (45,100)
E D E L C O S [Member]
IfrsStatementLineItems [Line Items]
Related-party expense	(63,425)	(53,264)	(42,611)
S A C M E [Member]
IfrsStatementLineItems [Line Items]
Related-party expense	(2,800)	(2,171)	(1,813)
Andina P L C [Member]
IfrsStatementLineItems [Line Items]
Related-party expense		(270)	(656)
Quantum Finanzas S A [Member]
IfrsStatementLineItems [Line Items]
Related-party expense	(2,818)	(4,658)
Quantum Asset Management S. A. [Member]
IfrsStatementLineItems [Line Items]
Related-party expense	(612)
Estudio Cuneo Libarona Abogados [Member]
IfrsStatementLineItems [Line Items]
Related-party expense			(20)
Grieco Maria Teresa [Member]
IfrsStatementLineItems [Line Items]
Related-party expense		$ (3)